UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21686

                          OPPENHEIMER PORTFOLIO SERIES
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: JANUARY 31

      Date of reporting period: APRIL 5, 2005 (COMMENCEMENT OF OPERATIONS)
                              THROUGH JULY 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


NOTES
--------------------------------------------------------------------------------
ACTIVE ALLOCATION FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative returns are not annualized. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

Investors should consider the Portfolio's investment objectives, risks, and other charges and expenses carefully before investing. The Portfolio's prospectus contains this and other information about the Portfolio, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Portfolio's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                           8 | ACTIVE ALLOCATION FUND

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                           9 | ACTIVE ALLOCATION FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Portfolio, you incur two types of costs:
(1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, April 5, 2005 (commencement of operations) and held for the period ended July 31, 2005.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on February 1, 2005 and held for the six months ended July 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                           10 | ACTIVE ALLOCATION FUND

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                           11 | ACTIVE ALLOCATION FUND

FUND EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              ENDING           EXPENSES
                              BEGINNING       ACCOUNT          PAID DURING
                              ACCOUNT         VALUE            6 MONTHS ENDED
                              VALUE           (7/31/05)        July 31, 2005 1,2
--------------------------------------------------------------------------------
Class A Actual                $1,000.00       $1,047.00        $2.35
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00        1,013.87         2.31
--------------------------------------------------------------------------------
Class B Actual                 1,000.00        1,045.00         4.84
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00        1,011.44         4.76
--------------------------------------------------------------------------------
Class C Actual                 1,000.00        1,044.00         4.83
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00        1,011.44         4.76
--------------------------------------------------------------------------------
Class N Actual                 1,000.00        1,046.00         3.15
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00        1,013.09         3.10
--------------------------------------------------------------------------------
Class Y Actual                 1,000.00        1,049.00         1.46
--------------------------------------------------------------------------------
Class Y Hypothetical           1,000.00        1,014.74         1.43

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 118/365 [to reflect the period from April 5, 2005 (commencement of operations) to July 31, 2005].

2. Hypothetical expenses paid are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those expense ratios for the period from April 5, 2005 (commencement of operations) to July 31, 2005 are as follows:

CLASS             EXPENSE RATIOS
--------------------------------
Class A                0.71%
--------------------------------
Class B                1.46
--------------------------------
Class C                1.46
--------------------------------
Class N                0.95
--------------------------------
Class Y                0.44

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Portfolio's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                           12 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  July 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                        SHARES         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--95.9%
-----------------------------------------------------------------------------------------------------------------
EQUITY FUNDS--67.7%
Oppenheimer Capital Appreciation Fund, Cl. Y                                           281,756       $ 12,090,154
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund, Cl. A                                             198,964          6,118,131
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                                         193,436         12,362,435
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                                           181,194          6,151,515
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                    330,797         12,110,486
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                        442,212          6,084,845
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                                          285,261          6,272,906
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                                    321,007          6,432,967
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                          747,291         18,323,588
                                                                                                     ------------
                                                                                                       85,947,027

-----------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--28.2%
Oppenheimer Core Bond Fund, Cl. Y                                                    1,139,211         11,802,221
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Real Asset Fund, Cl. Y                                                   1,444,808         12,064,141
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund, Cl. Y                                             2,769,633         11,909,421
                                                                                                     ------------
                                                                                                       35,775,783
                                                                                                     ------------
Total Investments in Affiliated Companies (Cost $118,042,079)                                         121,722,810

                                                                                     PRINCIPAL
                                                                                        AMOUNT
-----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.1%
-----------------------------------------------------------------------------------------------------------------
Undivided interest of 0.35% in joint repurchase agreement (Principal Amount/
Value $765,696,000, with a maturity value of $765,904,652) with UBS Warburg
LLC, 3.27%, dated 7/29/05, to be repurchased at $2,687,732 on 8/1/05, collateralized by Federal National Mortgage Assn., 5%, 3/1/35, with
a value of $782,601,759 (Cost $2,687,000)                                           $2,687,000          2,687,000
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $120,729,079)                                           98.0%       124,409,810
-----------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                            2.0          2,508,976
                                                                                    -----------------------------
NET ASSETS                                                                               100.0%      $126,918,786
                                                                                    =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           13 | ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

July 31, 2005
---------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------
Investments, at value (cost $120,729,079)--see accompanying statement of investments   $124,409,810
---------------------------------------------------------------------------------------------------
Cash                                                                                         17,982
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                        5,364,841
Interest                                                                                     40,990
Other                                                                                         1,052
                                                                                       ------------
Total assets                                                                            129,834,675

---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                     2,793,426
Shares of beneficial interest redeemed                                                       35,243
Distribution and service plan fees                                                           20,359
Transfer and shareholder servicing agent fees                                                14,272
Shareholder communications                                                                    6,300
Trustees' compensation                                                                        2,000
Other                                                                                        44,289
                                                                                       ------------
Total liabilities                                                                         2,918,889

---------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $126,918,786
                                                                                       ============

---------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $     12,135
---------------------------------------------------------------------------------------------------
Additional paid-in capital                                                              123,160,635
---------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             4,545
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                 60,740
---------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                3,680,731
                                                                                       ------------
NET ASSETS                                                                             $126,918,786
                                                                                       ============


                           14 | ACTIVE ALLOCATION FUND

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $65,913,819 and
6,296,045 shares of beneficial interest outstanding)                                               $10.47
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)    $11.11
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $30,050,812 and 2,875,662 shares
of beneficial interest outstanding)                                                                $10.45
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $26,697,974 and 2,556,378 shares
of beneficial interest outstanding)                                                                $10.44
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $4,045,081 and 386,689 shares of
beneficial interest outstanding)                                                                   $10.46
---------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $211,100 and 20,132 shares of beneficial interest outstanding)                                  $10.49

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           15 | ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Period Ended July 31, 2005 1
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                            $  148,705
--------------------------------------------------------------------------------
Interest                                                                 14,785
                                                                     -----------
Total investment income                                                 163,490

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  18,261
Class B                                                                  34,867
Class C                                                                  32,754
Class N                                                                   1,922
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  13,284
Class B                                                                   7,834
Class C                                                                   5,805
Class N                                                                     639
Class Y                                                                     118
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   3,611
Class B                                                                   2,773
Class C                                                                   1,904
Class N                                                                     230
Class Y                                                                     100
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              37,724
--------------------------------------------------------------------------------
Registration and filing fees                                             11,265
--------------------------------------------------------------------------------
Trustees' compensation                                                    4,036
--------------------------------------------------------------------------------
Custodian fees and expenses                                               2,250
--------------------------------------------------------------------------------
Other                                                                    10,379
                                                                     -----------
Total expenses                                                          189,756
Less reduction to custodian expenses                                       (193)
Less waivers and reimbursements of expenses                             (30,618)
                                                                     -----------
Net expenses                                                            158,945

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     4,545

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                         60,740
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  3,680,731

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $3,746,016
                                                                     ===========

1. For the period from April 5, 2005 (commencement of operations) to July 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           16 | ACTIVE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               PERIOD
                                                                                ENDED
                                                                             JULY 31,
                                                                               2005 1
                                                                          (UNAUDITED)
---------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------
Net investment income                                                    $      4,545
---------------------------------------------------------------------------------------
Net realized gain                                                              60,740
---------------------------------------------------------------------------------------
Net change in unrealized appreciation                                       3,680,731
                                                                         --------------
Net increase in net assets resulting from operations                        3,746,016

---------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                    63,881,694
Class B                                                                    29,176,593
Class C                                                                    25,862,621
Class N                                                                     3,943,468
Class Y                                                                       204,394

---------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------
Total increase                                                            126,814,786
---------------------------------------------------------------------------------------
Beginning of period                                                           104,000 2
                                                                         --------------
End of period (including accumulated net investment income of $4,545)    $126,918,786
                                                                         ==============

1. For the period from April 5, 2005 (commencement of operations) to July 31, 2005.

2. Reflects the value of the Manager's initial seed money investment on March 15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           17 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Unaudited
--------------------------------------------------------------------------------

                                                 CLASS A         CLASS B          CLASS C
PERIOD ENDED JULY 31,                             2005 1          2005 1           2005 1
--------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 10.00         $ 10.00          $ 10.00
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         .01 2          (.01) 2          (.01) 2
Net realized and unrealized gain                     .46             .46              .45
                                                 -------------------------------------------
Total from investment operations                     .47             .45              .44
--------------------------------------------------------------------------------------------
Net asset value, end of period                   $ 10.47         $ 10.45          $ 10.44
                                                 ===========================================

--------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  4.70%           4.50%            4.40%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $65,914         $30,051          $26,698
--------------------------------------------------------------------------------------------
Average net assets (in thousands)                $23,909         $11,034          $10,351
--------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                        0.38%          (0.37)%          (0.36)%
Total expenses                                      0.90% 5         1.70% 6          1.64% 7
Expenses after waivers and reimbursements and
reduction to custodian expenses                     0.71%           1.46%            1.46%
--------------------------------------------------------------------------------------------
Portfolio turnover rate                               20%             20%              20%

1. For the period from April 5, 2005 (commencement of operations) to July 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.64% for July 31, 2005.

6. Expenses including all underlying fund expenses were 2.44% for July 31, 2005.

7. Expenses including all underlying fund expenses were 2.38% for July 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           18 | ACTIVE ALLOCATION FUND

                                                                       CLASS N       CLASS Y
PERIOD ENDED JULY 31,                                                   2005 1        2005 1
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $10.00        $10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                       -- 2,3       .02 2
Net realized and unrealized gain                                           .46           .47
                                                                        -----------------------
Total from investment operations                                           .46           .49
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                          $10.46        $10.49
                                                                        =======================

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                        4.60%         4.90%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                $4,045        $  211
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                                       $1,223        $   73
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                     0.09%         0.64%
Total expenses                                                            1.09% 6       1.03% 7
Expenses after waivers and reimbursements and reduction to custodian
expenses                                                                  0.95%         0.44%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                                     20%           20%

1. For the period from April 5, 2005 (commencement of operations) to July 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

5. Annualized for periods of less than one full year.

6. Expenses including all underlying fund expenses were 1.84% for July 31, 2005.

7. Expenses including all underlying fund expenses were 1.79% for July 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           19 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Active Allocation Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital with a secondary objective of current income. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund, Oppenheimer Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R), Oppenheimer Main Street Small Cap Fund(R), Oppenheimer Real Estate Fund, Oppenheimer Strategic Income Fund and Oppenheimer Value Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). In addition, up to 20% of the Portfolio's net assets may be invested according to a tactical allocation among up to four Oppenheimer funds or money market securities based on recommendations made by the Manager.


                           20 | ACTIVE ALLOCATION FUND

      Up to 20% of the net assets of the Portfolio may be invested in the following Oppenheimer Funds:

         Oppenheimer Core Bond Fund
         Oppenheimer Capital Appreciation Fund
         Oppenheimer Developing Markets Fund
         Oppenheimer Discovery Fund
         Oppenheimer Gold & Special Minerals Fund
         Oppenheimer Growth Fund
         Oppenheimer High Yield Fund
         Oppenheimer International Bond Fund
         Oppenheimer International Growth Fund
         Oppenheimer International Small Company Fund
         Oppenheimer Limited-Term Government Fund
         Oppenheimer MidCap Fund
         Oppenheimer Money Market Fund, Inc.
         Oppenheimer Quest International Value Fund, Inc.
         Oppenheimer Real Asset Fund
         Oppenheimer Small- & Mid- Cap Value Fund
         Oppenheimer U.S. Government Trust
         Oppenheimer Value Fund

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                           21 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                           22 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                 PERIOD ENDED JULY 31, 2005 1,2
                                                        SHARES           AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                                 6,424,708      $65,276,469
Redeemed                                              (138,663)      (1,394,775)
                                                     ---------------------------
Net increase                                         6,286,045      $63,881,694
                                                     ===========================

--------------------------------------------------------------------------------
CLASS B
Sold                                                 2,895,859      $29,381,745
Redeemed                                               (20,297)        (205,152)
                                                     ---------------------------
Net increase                                         2,875,562      $29,176,593
                                                     ===========================

--------------------------------------------------------------------------------
CLASS C
Sold                                                 2,626,198      $26,554,336
Redeemed                                               (69,920)        (691,715)
                                                     ---------------------------
Net increase                                         2,556,278      $25,862,621
                                                     ===========================

--------------------------------------------------------------------------------
CLASS N
Sold                                                   386,697      $ 3,944,582
Redeemed                                                  (108)          (1,114)
                                                     ---------------------------
Net increase                                           386,589      $ 3,943,468
                                                     ===========================


                           23 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                           PERIOD ENDED JULY 31, 2005 1,2
                                  SHARES           AMOUNT
---------------------------------------------------------
CLASS Y
Sold                              20,032       $  204,394
Redeemed                              --               --
                           ------------------------------
Net increase                      20,032       $  204,394
                           ------------------------------

1. For the period from April 5, 2005 (commencement of operations) to July 31, 2005.

2. The Portfolio sold 10,000 Class A shares at a value of $100,000 and 100 shares of each Class B, Class C, Class N and Class Y at a value of $1,000, $1,000, $1,000 and $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended July 31, 2005, were as follows:

                                           PURCHASES           SALES
        ------------------------------------------------------------
        Investment securities           $129,518,734     $11,540,395

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the period ended July 31, 2005 was 0.75%.

      The Portfolio pays the Manager an asset allocation fee equal to an annual rate of 0.10% of the average daily net assets of the Portfolio.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the period ended July 31, 2005, the Portfolio paid $12,831 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.


                           24 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services and costs in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2005 for Class B, Class C and Class N shares were $319,932, $170,085 and $52,565, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                        CLASS A          CLASS B          CLASS C         CLASS N
                        CLASS A      CONTINGENT       CONTINGENT       CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED         DEFERRED         DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES    SALES CHARGES    SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY      RETAINED BY      RETAINED BY     RETAINED BY
PERIOD ENDED        DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------
July 31, 2005          $280,759             $--           $2,071           $6,240          $2,619

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Portfolio to 0.35% of average annual net assets for each class. During the period ended July 31, 2005, OFS waived $364, $186, $15 and $12 for Class B, Class C, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.


                           25 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C,
Class N and Class Y, respectively. During the period ended July 31, 2005, the Manager reimbursed the Portfolio $15,053, $8,241, $6,070, $550 and $127, for the Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                           26 | ACTIVE ALLOCATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                           27 | ACTIVE ALLOCATION FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Investment Company Act requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

      NATURE AND EXTENT OF SERVICES. In considering the initial approval of the Portfolio's advisory agreement, the Board evaluated the nature and extent of the services to be provided by the Manager and its affiliates. The investment advisory agreement requires the Manager, at its expense, to provide the Portfolio with office space, facilities and equipment; administrative, clerical, legal and compliance personnel; marketing and sales support; securities trading services; oversight of third party service providers and the services of the Manager's Asset Allocation Team, who will provide advisory services in regard to the Portfolio's investments. The Manager selects securities for the Portfolio and handles its day-to-day business. The portfolio managers are employed by the Manager and are principally responsible for the day-to-day management of the Portfolio. Other members of the Manager's Equity and Fixed Income Portfolio Team provide the portfolio managers with counsel and support in managing the Portfolios. The Portfolio pays expenses not expressly assumed by the Manager under the investment advisory agreement.

      QUALITY OF SERVICES. The Board also considered the quality of the services to be provided and the quality of the Manager's resources that will be available to the Portfolio. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services based on information it has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board also considered their own experiences as directors or trustees of other funds advised by the Manager. The Board has also received and reviewed information regarding the quality of services provided by affiliates of the Manager at other times during the year, in connection with the renewal of those affiliates' service agreements with other funds. The Board considered that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Rudi Schadt, Jerry Webman, William L. Wilby, Kurt Wolfgruber and Caleb Wong, the members of the Portfolio's Asset Allocation Team. The Portfolio is managed by Messrs.


                           28 | ACTIVE ALLOCATION FUND

Schadt, Webman, Wilby, Wolfgruber and Wong who are Vice Presidents of the Portfolio and are primarily responsible for the day-to-day management of the Portfolio's investments.

      Mr. Schadt is a Vice President, Director of Research in Product Design and Risk Management of the Manager. Mr. Webman has been a Senior Vice President of the Manager since February 1996, a Senior Investment Officer and Director of the Manager's Fixed Income Investments since 1999 and a Senior Vice President of HarbourView Asset Management Corporation since May 1999. Mr. Wilby has been a Senior Vice President of the Manager since July 1994 and Senior Investment Officer, Director of Equities of the Manager since July 2004. Mr. Wolfgruber has been an Executive Vice President of the Manager since March 2003, Chief Investment Officer and Director of the Manager since July 2003, Director of HarbourView Asset Management Corporation and of OFI Institutional Asset Management, Inc. since June 2003 and of Tremont Capital Management, Inc. since October 2001. Mr. Wong has been a Vice President of the Manager since June 1999 and has worked in fixed-income quantitative research and risk management for the Manager since July 1996. Messrs. Schadt, Webman, Wilby, Wolfgruber and Wong each oversee other portfolios in the OppenheimerFunds complex. The Board also considered the historical performance of other funds advised by the Manager.

      MANAGEMENT FEES AND EXPENSES. The Board considered information regarding the fees to be paid to the Manager and its affiliates both directly from the Portfolio and indirectly from the Underlying Funds. The Board also considered the other expenses that will be borne both directly and indirectly by the Portfolio and the comparability of the fees and services of the Portfolio to the fees and services of other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also considered the cost of services to be provided by the Manager and its affiliates. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Portfolio and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Portfolio and its shareholders. In addition the Board considered the potential direct and indirect benefits the Manager may receive as a result of its relationship with the Portfolio, including compensation to be paid to the Manager's affiliates and research that may be provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Portfolio and the Manager's voluntary expense limitations.


                           29 | ACTIVE ALLOCATION FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board. Based on its review and evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services to be provided to the Portfolio by the Manager were a benefit to the Portfolio and would be in the best interest of the Portfolio's shareholders and that the amount and structure of the compensation to be received by the Manager and its affiliates are reasonable in relation to the services to be provided. Accordingly, the Board approved the Portfolio's investment advisory agreement. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                           30 | ACTIVE ALLOCATION FUND




NOTES
--------------------------------------------------------------------------------
AGGRESSIVE INVESTOR FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative returns are not annualized. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

Investors should consider the Portfolio's investment objectives, risks, and other charges and expenses carefully before investing. The Portfolio's prospectus contains this and other information about the Portfolio, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Portfolio's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                          7 | AGGRESSIVE INVESTOR FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Portfolio, you incur two types of costs:
(1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, April 5, 2005 (commencement of operations) and held for the period ended July 31, 2005.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on February 1, 2005 and held for the six months ended July 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                          8 | AGGRESSIVE INVESTOR FUND

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          9 | AGGRESSIVE INVESTOR FUND

FUND EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              ENDING          EXPENSES
                              BEGINNING       ACCOUNT         PAID DURING
                              ACCOUNT         VALUE           6 MONTHS ENDED
                              VALUE           (7/31/05)       JULY 31, 2005 1,2
-------------------------------------------------------------------------------
Class A Actual                $1,000.00       $1,060.00       $2.43
-------------------------------------------------------------------------------
Class A Hypothetical           1,000.00        1,013.80        2.38
-------------------------------------------------------------------------------
Class B Actual                 1,000.00        1,058.00        4.93
-------------------------------------------------------------------------------
Class B Hypothetical           1,000.00        1,011.38        4.82
-------------------------------------------------------------------------------
Class C Actual                 1,000.00        1,057.00        4.93
-------------------------------------------------------------------------------
Class C Hypothetical           1,000.00        1,011.38        4.82
-------------------------------------------------------------------------------
Class N Actual                 1,000.00        1,060.00        3.13
-------------------------------------------------------------------------------
Class N Hypothetical           1,000.00        1,013.13        3.06
-------------------------------------------------------------------------------
Class Y Actual                 1,000.00        1,060.00        1.50
-------------------------------------------------------------------------------
Class Y Hypothetical           1,000.00        1,014.71        1.47

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 118/365 [to reflect the period from April 5, 2005 (commencement of operations) to July 31, 2005].

2. Hypothetical expenses paid are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those expense ratios for the period from April 5, 2005 (commencement of operations) to July 31, 2005 are as follows:

CLASS             EXPENSE RATIOS
--------------------------------
Class A                0.73%
--------------------------------
Class B                1.48
--------------------------------
Class C                1.48
--------------------------------
Class N                0.94
--------------------------------
Class Y                0.45

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Portfolio's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                          10 | AGGRESSIVE INVESTOR FUND

STATEMENT OF INVESTMENTS  July 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                     SHARES      SEE NOTE 1
------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--96.6%
------------------------------------------------------------------------------------------------------------
EQUITY FUNDS--96.6%
Oppenheimer Capital Appreciation Fund, Cl. Y                                         88,634     $ 3,803,279
------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund, Cl. A                                           32,342         994,522
------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                                       60,974       3,896,832
------------------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                                         28,602         971,043
------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                  78,103       2,859,335
------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                     139,289       1,916,616
------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                                        90,078       1,980,808
------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                       116,787       2,863,623
                                                                                                ------------
Total Investments in Affiliated Companies (Cost $18,493,537)                                     19,286,058


                                                                                  PRINCIPAL
                                                                                     AMOUNT
------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.3%
------------------------------------------------------------------------------------------------------------
Undivided interest of 0.06% in joint repurchase agreement (Principal Amount/
Value $765,696,000, with a maturity value of $765,904,652) with UBS Warburg
LLC, 3.27%, dated 7/29/05, to be repurchased at $460,125 on 8/1/05, collateralized by Federal National Mortgage Assn., 5%, 3/1/35,
with a value of $782,601,759 (Cost $460,000)                                    $   460,000         460,000

------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $18,953,537)                                         98.9%     19,746,058
------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                         1.1         227,913
                                                                                ----------------------------
NET ASSETS                                                                            100.0%    $19,973,971
                                                                                ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          11 | AGGRESSIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

July 31, 2005
----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investments, at value (cost $18,953,537)--see accompanying statement of investments    $ 19,746,058
----------------------------------------------------------------------------------------------------
Cash                                                                                          3,533
----------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                          714,710
Interest                                                                                        125
Other                                                                                         1,052
                                                                                       -------------
Total assets                                                                             20,465,478

----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                       475,431
Distribution and service plan fees                                                            3,023
Transfer and shareholder servicing agent fees                                                 2,205
Shares of beneficial interest redeemed                                                        1,215
Shareholder communications                                                                      765
Trustees' compensation                                                                          200
Other                                                                                         8,668
                                                                                       -------------
Total liabilities                                                                           491,507

----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 19,973,971
                                                                                       =============

----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $      1,886
----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               19,205,405
----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                             (25,841)
----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                  792,521
                                                                                       -------------
NET ASSETS                                                                             $ 19,973,971
                                                                                       =============


                          12 | AGGRESSIVE INVESTOR FUND

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $11,063,946 and
1,043,881 shares of beneficial interest outstanding)                                               $10.60
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)    $11.25
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $4,157,020 and 393,039 shares of
beneficial interest outstanding)                                                                   $10.58
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $3,216,811 and 304,257 shares of
beneficial interest outstanding)                                                                   $10.57
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,192,173 and 112,497 shares of
beneficial interest outstanding)                                                                   $10.60
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $344,021 and 32,448 shares of beneficial interest outstanding)                                  $10.60

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          13 | AGGRESSIVE INVESTOR FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Period Ended July 31, 2005 1
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                              $   2,159

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                   3,082
Class B                                                                   5,496
Class C                                                                   4,531
Class N                                                                     364
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                   2,997
Class B                                                                   1,490
Class C                                                                   1,110
Class N                                                                      51
Class Y                                                                      29
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                     693
Class B                                                                     379
Class C                                                                     246
Class N                                                                      11
Class Y                                                                      10
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                               7,085
--------------------------------------------------------------------------------
Trustees' compensation                                                    2,236
--------------------------------------------------------------------------------
Registration and filing fees                                              1,821
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 105
--------------------------------------------------------------------------------
Other                                                                       570
                                                                      ----------
Total expenses                                                           32,306
Less reduction to custodian expenses                                         (2)
Less waivers and reimbursements of expenses                              (4,304)
                                                                      ----------
Net expenses                                                             28,000

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (25,841)

--------------------------------------------------------------------------------
UNREALIZED GAIN
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                    792,521

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 766,680
                                                                      ==========

1. For the period from April 5, 2005 (commencement of operations) to July 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          14 | AGGRESSIVE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               PERIOD
                                                                                                ENDED
                                                                                             JULY 31,
                                                                                               2005 1
                                                                                          (UNAUDITED)
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment loss                                                                      $    (25,841)
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                         792,521
                                                                                         --------------
Net increase in net assets resulting from operations                                          766,680

-------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                    10,516,339
Class B                                                                                     3,993,088
Class C                                                                                     3,093,325
Class N                                                                                     1,170,283
Class Y                                                                                       330,256

-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
Total increase                                                                             19,869,971
-------------------------------------------------------------------------------------------------------
Beginning of period                                                                           104,000 2
                                                                                         --------------
End of period (including accumulated net investment loss of $25,841 at July 31, 2005)    $ 19,973,971
                                                                                         ==============

1. For the period from April 5, 2005 (commencement of operations) to July 31, 2005.

2. Reflects the value of the Manager's initial seed money investment on March 15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          15 | AGGRESSIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Unaudited
--------------------------------------------------------------------------------

                                                 CLASS A         CLASS B         CLASS C
PERIOD ENDED JULY 31,                             2005 1          2005 1          2005 1
-------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 10.00         $ 10.00         $ 10.00
-------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.02) 2         (.05) 2         (.05) 2
Net realized and unrealized gain                     .62             .63             .62
                                                 ------------------------------------------
Total from investment operations                     .60             .58             .57
-------------------------------------------------------------------------------------------
Net asset value, end of period                   $ 10.60         $ 10.58         $ 10.57
                                                 ==========================================

-------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  6.00%           5.80%           5.70%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $11,064         $ 4,157         $ 3,217
-------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 5,061         $ 1,736         $ 1,428
-------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                (0.65)%         (1.41)%         (1.40)%
Total expenses                                      0.84% 5         1.73% 6         1.70% 7
Expenses after waivers and reimbursements and
reduction to custodian expenses                     0.73%           1.48%           1.48%
-------------------------------------------------------------------------------------------
Portfolio turnover rate                                0%              0%              0%

1. For the period from April 5, 2005 (commencement of operations) to July 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.56% for July 31, 2005.

6. Expenses including all underlying fund expenses were 2.45% for July 31, 2005.

7. Expenses including all underlying fund expenses were 2.42% for July 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          16 | AGGRESSIVE INVESTOR FUND

                                                                                CLASS N     CLASS Y
PERIOD ENDED JULY 31,                                                            2005 1      2005 1
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $10.00      $10.00
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                                (.03) 2     (.01) 2
Net realized and unrealized gain                                                    .63         .61
                                                                                 ---------------------
Total from investment operations                                                    .60         .60
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $10.60      $10.60
                                                                                 =====================

------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 6.00%       6.00%
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                         $1,192      $  344
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                $  235      $  130
------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                                               (0.87)%     (0.38)%
Total expenses                                                                     1.01% 5     0.53% 6
Expenses after waivers and reimbursements and reduction to custodian expenses      0.94%       0.45%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               0%          0%

1. For the period from April 5, 2005 (commencement of operations) to July 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.77% for July 31, 2005.

6. Expenses including all underlying fund expenses were 1.28% for July 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          17 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Aggressive Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek current income with a secondary objective of long-term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Capital Appreciation Fund, Oppenheimer Developing Markets Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund, Oppenheimer Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R), Oppenheimer Main Street Small Cap Fund(R), and Oppenheimer Value Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do

                          18 | AGGRESSIVE INVESTOR FUND
not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.


                          19 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                PERIOD ENDED JULY 31, 2005 1,2
                                    SHARES              AMOUNT
--------------------------------------------------------------
CLASS A
Sold                             1,041,060         $10,589,891
Redeemed                            (7,179)            (73,552)
                                 -----------------------------
Net increase                     1,033,881         $10,516,339
                                 =============================


                          20 | AGGRESSIVE INVESTOR FUND

                                  PERIOD ENDED JULY 31, 2005 1,2
                                    SHARES                AMOUNT
----------------------------------------------------------------
CLASS B
Sold                               400,379            $4,068,127
Redeemed                            (7,440)              (75,039)
                                   -----------------------------
Net increase                       392,939            $3,993,088
                                   =============================

----------------------------------------------------------------
CLASS C
Sold                               316,651            $3,222,578
Redeemed                           (12,494)             (129,253)
                                   -----------------------------
Net increase                       304,157            $3,093,325
                                   =============================

----------------------------------------------------------------
CLASS N
Sold                               112,397            $1,170,283
Redeemed                                --                    --
                                   -----------------------------
Net increase                       112,397            $1,170,283
                                   =============================

----------------------------------------------------------------
CLASS Y
Sold                                32,452            $  331,371
Redeemed                              (104)               (1,115)
                                   -----------------------------
Net increase                        32,348            $  330,256
                                   =============================

1. For the period from April 5, 2005 (commencement of operations) to July 31, 2005.

2. The Portfolio sold 10,000 Class A shares at a value of $100,000 and 100 shares of each Class B, Class C, Class N and Class Y at a value of $1,000, $1,000, $1,000 and $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended July 31, 2005, were as follows:

                                          PURCHASES            SALES
              ------------------------------------------------------
              Investment securities     $18,493,537              $--

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the period ended July 31, 2005 was 0.72%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the period ended July 31, 2005, the Portfolio paid $3,403 to OFS for services to the Portfolio.


                          21 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services and costs in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2005 for Class B, Class C and Class N shares were $40,250, $25,795 and $3,775, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and


                          22 | AGGRESSIVE INVESTOR FUND
the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                    CLASS A         CLASS B          CLASS C         CLASS N
                                    CLASS A      CONTINGENT      CONTINGENT       CONTINGENT      CONTINGENT
                                  FRONT-END        DEFERRED        DEFERRED         DEFERRED        DEFERRED
                              SALES CHARGES   SALES CHARGES   SALES CHARGES    SALES CHARGES   SALES CHARGES
                                RETAINED BY     RETAINED BY     RETAINED BY      RETAINED BY     RETAINED BY
PERIOD ENDED                    DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------------------
July 31, 2005                       $48,477             $--             $17             $741        $5,459

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Portfolio to 0.35% of average annual net assets for each class. During the period ended July 31, 2005, OFS waived $113, $3 and $4 for Class B, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

      The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C,
Class N, and Class Y, respectively. During the period ended July 31, 2005, the Manager reimbursed the Portfolio $1,838, $1,281, $984, $49 and $32, for the Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or


                          23 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. LITIGATION Continued

participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                          24 | AGGRESSIVE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                          25 | AGGRESSIVE INVESTOR FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Investment Company Act requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

      NATURE AND EXTENT OF SERVICES. In considering the initial approval of the Portfolio's advisory agreement, the Board evaluated the nature and extent of the services to be provided by the Manager and its affiliates. The investment advisory agreement requires the Manager, at its expense, to provide the Portfolio with office space, facilities and equipment; administrative, clerical, legal and compliance personnel; marketing and sales support; securities trading services; oversight of third party service providers and the services of the Manager's Asset Allocation Team, who will provide advisory services in regard to the Portfolio's investments. The Manager selects securities for the Portfolio and handles its day-to-day business. The portfolio managers are employed by the Manager and are principally responsible for the day-to-day management of the Portfolio. Other members of the Manager's Equity and Fixed Income Portfolio Team provide the portfolio managers with counsel and support in managing the Portfolios. The Portfolio pays expenses not expressly assumed by the Manager under the investment advisory agreement.

      QUALITY OF SERVICES. The Board also considered the quality of the services to be provided and the quality of the Manager's resources that will be available to the Portfolio. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services based on information it has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board also considered their own experiences as directors or trustees of other funds advised by the Manager. The Board has also received and reviewed information regarding the quality of services provided by affiliates of the Manager at other times during the year, in connection with the renewal of those affiliates' service agreements with other funds. The Board considered that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Rudi Schadt, Jerry Webman, William L. Wilby and Kurt Wolfgruber, the members of the Portfolio's Asset Allocation Team. The Portfolio is managed by Messrs. Schadt,

                          26 | AGGRESSIVE INVESTOR FUND

Webman, Wilby and Wolfgruber, who are Vice Presidents of thePortfolio and are primarily responsible for the day-to-day management of the Portfolio's investments.

      Mr. Schadt is a Vice President, Director of Research in Product Design and Risk Management of the Manager. Mr. Webman has been a Senior Vice President of the Manager since February 1996, a Senior Investment Officer and Director of the Manager's Fixed Income Investments since 1999 and a Senior Vice President of HarbourView Asset Management Corporation since May 1999. Mr. Wilby has been a Senior Vice President of the Manager since July 1994 and Senior Investment Officer, Director of Equities of the Manager since July 2004. Mr. Wolfgruber has been an Executive Vice President of the Manager since March 2003, Chief Investment Officer and Director of the Manager since July 2003, Director of HarbourView Asset Management Corporation and of OFI Institutional Asset Management, Inc. since June 2003 and of Tremont Capital Management, Inc. since October 2001. Messrs. Schadt, Webman, Wilby and Wolfgruber each oversee other portfolios in the OppenheimerFunds complex. The Board also considered the historical performance of other funds advised by the Manager.

      MANAGEMENT FEES AND EXPENSES. The Board considered information regarding the fees to be paid to the Manager and its affiliates both directly from the Portfolio and indirectly from the Underlying Funds. The Board also considered the other expenses that will be borne both directly and indirectly by the Portfolio and the comparability of the fees and services of the Portfolio to the fees and services of other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also considered the cost of services to be provided by the Manager and its affiliates. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Portfolio and its shareholders. In addition the Board considered the potential direct and indirect benefits the Manager may receive as a result of its relationship with the Portfolio, including compensation to be paid to the Manager's affiliates and research that may be provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Portfolio and the Manager's voluntary expense limitations.


                          27 | AGGRESSIVE INVESTOR FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board. Based on its review and evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services to be provided to the Portfolio by the Manager were a benefit to the Portfolio and would be in the best interest of the Portfolio's shareholders and that the amount and structure of the compensation to be received by the Manager and its affiliates are reasonable in relation to the services to be provided. Accordingly, the Board approved the Portfolio's investment advisory agreement. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                          28 | AGGRESSIVE INVESTOR FUND




NOTES
--------------------------------------------------------------------------------
CONSERVATIVE INVESTOR FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative returns are not annualized. Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

Investors should consider the Portfolio's investment objectives, risks, and other charges and expenses carefully before investing. The Portfolio's prospectus contains this and other information about the Portfolio, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Portfolio's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                         7 | CONSERVATIVE INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                         8 | CONSERVATIVE INVESTOR FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Portfolio, you incur two types of costs:
(1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, April 5, 2005 (commencement of operations) and held for the period ended July 31, 2005.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on February 1, 2005 and held for the six months ended July 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                         9 | CONSERVATIVE INVESTOR FUND

FUND EXPENSES
--------------------------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                         10 | CONSERVATIVE INVESTOR FUND

--------------------------------------------------------------------------------
                                                  ENDING          EXPENSES
                              BEGINNING           ACCOUNT         PAID DURING
                              ACCOUNT             VALUE           6 MONTHS ENDED
                              VALUE               (7/31/05)       7/31/2005 1,2
--------------------------------------------------------------------------------
Class A Actual                $1,000.00           $1,034.00       $1.94
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00            1,014.26        1.92
--------------------------------------------------------------------------------
Class B Actual                 1,000.00            1,032.00        4.41
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00            1,011.83        4.37
--------------------------------------------------------------------------------
Class C Actual                 1,000.00            1,031.00        4.41
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00            1,011.83        4.37
--------------------------------------------------------------------------------
Class N Actual                 1,000.00            1,034.00        2.77
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00            1,013.45        2.74
--------------------------------------------------------------------------------
Class Y Actual                 1,000.00            1,035.00        1.09
--------------------------------------------------------------------------------
Class Y Hypothetical           1,000.00            1,015.10        1.08

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 118/365 [to reflect the period from April 5, 2005 (commencement of operations) to July 31, 2005].

2. Hypothetical expenses paid are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those expense ratios for the period from April 5, 2005 (commencement of operations) to July 31, 2005 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A                0.59%
-------------------------------
Class B                1.34
-------------------------------
Class C                1.34
-------------------------------
Class N                0.84
-------------------------------
Class Y                0.33

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Portfolio's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                         11 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS  July 31, 2005
--------------------------------------------------------------------------------

                                                                                                          VALUE
                                                                                         SHARES      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--93.9%
----------------------------------------------------------------------------------------------------------------
EQUITY FUNDS--24.2%
Oppenheimer Capital Appreciation Fund, Cl. Y                                             29,453    $  1,263,827
----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                                           20,309       1,297,971
----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                      34,635       1,267,964
----------------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                                      68,214       1,367,008
----------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                            51,807       1,270,298
                                                                                                   ------------
                                                                                                      6,467,068

----------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--69.7%
Oppenheimer Core Bond Fund, Cl. Y                                                       950,444       9,846,607
----------------------------------------------------------------------------------------------------------------
Oppenheimer High Yield Fund, Cl. Y                                                      265,757       2,516,721
----------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                              209,982       1,236,795
----------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                                         367,335       3,684,372
----------------------------------------------------------------------------------------------------------------
Oppenheimer Real Asset Fund, Cl. Y                                                      155,857       1,301,408
                                                                                                   -------------
                                                                                                     18,585,903
                                                                                                   -------------
Total Investments in Affiliated Companies (Cost $24,643,852)                                         25,052,971


                                                                                      PRINCIPAL
                                                                                         AMOUNT
----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
----------------------------------------------------------------------------------------------------------------
Undivided interest of 0.01% in joint repurchase agreement (Principal Amount/
Value $765,696,000, with a maturity value of $765,904,652) with UBS Warburg
LLC, 3.27%, dated 7/29/05, to be repurchased at $77,021 on 8/1/05, collateralized by Federal National Mortgage Assn., 5%, 3/1/35, with a value of $782,601,759
(Cost $77,000)                                                                      $    77,000          77,000

----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $24,720,852)                                             94.2%     25,129,971
----------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                             5.8       1,539,701
                                                                                    ----------------------------
NET ASSETS                                                                                100.0%   $ 26,669,672
                                                                                    ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         12 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

July 31, 2005
--------------------------------------------------------------------------------------------------
ASSETS

Investments, at value (cost $24,720,852)--see accompanying statement of investments   $25,129,971
--------------------------------------------------------------------------------------------------
Cash                                                                                        4,104
--------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                      1,674,669
Interest                                                                                   55,379
Other                                                                                       1,052
                                                                                      ------------
Total assets                                                                           26,865,175

--------------------------------------------------------------------------------------------------
LIABILITIES

Payables and other liabilities:
Investments purchased                                                                     137,075
Shares of beneficial interest redeemed                                                     37,959
Legal, auditing and other professional fees                                                10,917
Distribution and service plan fees                                                          4,390
Transfer and shareholder servicing agent fees                                               1,097
Shareholder communications                                                                    606
Trustees' compensation                                                                        500
Custodian fees                                                                                400
Other                                                                                       2,559
                                                                                      ------------
Total liabilities                                                                         195,503


--------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $26,669,672
                                                                                      ============

--------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS

Par value of shares of beneficial interest                                            $     2,581
--------------------------------------------------------------------------------------------------
Additional paid-in capital                                                             26,162,903
--------------------------------------------------------------------------------------------------
Accumulated net investment income                                                          95,069
--------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                409,119
                                                                                      ------------
NET ASSETS                                                                            $26,669,672
                                                                                      ============


                         13 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE

Class A Shares:
Net asset value and redemption price per share (based on net assets of $17,629,611 and
1,705,108 shares of beneficial interest outstanding)                                               $10.34
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)    $10.97
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $3,094,785 and 299,949 shares of
beneficial interest outstanding)                                                                   $10.32
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $5,455,016 and 528,930 shares of
beneficial interest outstanding)                                                                   $10.31
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $412,618 and 39,919 shares of
beneficial interest outstanding)                                                                   $10.34
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $77,642 and 7,500 shares of beneficial interest outstanding)                                    $10.35

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         14 | CONSERVATIVE INVESTOR FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Period Ended July 31, 2005 1
-------------------------------------------------------------------------------
INVESTMENT INCOME

Dividends                                                            $ 115,377
-------------------------------------------------------------------------------
Interest                                                                11,297
                                                                     ----------
Total investment income                                                126,674

-------------------------------------------------------------------------------
EXPENSES

Distribution and service plan fees:
Class A                                                                  5,936
Class B                                                                  3,446
Class C                                                                  7,609
Class N                                                                    138
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  1,482
Class B                                                                    550
Class C                                                                    706
Class N                                                                     37
Class Y                                                                     13
-------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                    451
Class B                                                                    252
Class C                                                                    163
Class N                                                                      9
Class Y                                                                      1
-------------------------------------------------------------------------------
Legal, auditing and other professional fees                             10,917
-------------------------------------------------------------------------------
Registration and filing fees                                             2,541
-------------------------------------------------------------------------------
Trustees' compensation                                                   2,536
-------------------------------------------------------------------------------
Custodian fees and expenses                                                410
-------------------------------------------------------------------------------
Other                                                                      564
                                                                     ----------
Total expenses                                                          37,761
Less reduction to custodian expenses                                        (5)
Less waivers and reimbursements of expenses                             (6,151)
                                                                     ----------
Net expenses                                                            31,605

-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   95,069

-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN

Net change in unrealized appreciation on investments                   409,119

-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 504,188
                                                                     ==========

1. For the period from April 5, 2005 (commencement of operations) to July 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         15 | CONSERVATIVE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               PERIOD
                                                                                                ENDED
                                                                                             JULY 31,
                                                                                               2005 1
                                                                                          (UNAUDITED)
-------------------------------------------------------------------------------------------------------
OPERATIONS

Net investment income                                                                     $    95,069
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                         409,119
                                                                                          -------------
Net increase in net assets resulting from operations                                          504,188

-------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS

Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                    17,167,472
Class B                                                                                     3,050,601
Class C                                                                                     5,360,198
Class N                                                                                       407,936
Class Y                                                                                        75,277

-------------------------------------------------------------------------------------------------------
NET ASSETS

Total increase                                                                             26,565,672
-------------------------------------------------------------------------------------------------------
Beginning of period                                                                           104,000 2
                                                                                          -------------
End of period (including accumulated net investment income of $95,069 at July 31, 2005)   $26,669,672
                                                                                          =============

1. For the period from April 5, 2005 (commencement of operations) to July 31, 2005.

2. Reflects the value of the Manager's initial seed money investment on March 15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         16 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Unaudited
--------------------------------------------------------------------------------

                                                CLASS A       CLASS B       CLASS C
PERIOD ENDED JULY 31,                            2005 1        2005 1        2005 1
--------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period            $ 10.00       $ 10.00       $ 10.00
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .09 2         .06 2         .06 2
Net realized and unrealized gain                    .25           .26           .25
                                                --------------------------------------
Total from investment operations                    .34           .32           .31
--------------------------------------------------------------------------------------
Net asset value, end of period                  $ 10.34       $ 10.32       $ 10.31
                                                ======================================

--------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                 3.40%         3.20%         3.10%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)        $17,629       $ 3,095       $ 5,455
--------------------------------------------------------------------------------------
Average net assets (in thousands)               $ 8,568       $ 1,087       $ 2,399
--------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                              2.64%         1.86%         1.86%
Total expenses                                     0.72% 5       1.62% 6       1.53% 7
Expenses after waivers and reimbursements and
reduction to custodian expenses                    0.59%         1.34%         1.34%
--------------------------------------------------------------------------------------
Portfolio turnover rate                               0%            0%            0%

1. For the period from April 5, 2005 (commencement of operations) to July 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.38% for July 31, 2005.

6. Expenses including all underlying fund expenses were 2.28% for July 31, 2005.

7. Expenses including all underlying fund expenses were 2.19% for July 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         17 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Unaudited/Continued
--------------------------------------------------------------------------------

                                                                                CLASS N    CLASS Y
PERIOD ENDED JULY 31,                                                            2005 1     2005 1
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                                             $10.00     $10.00
-----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                               .07 2      .10 2
Net realized and unrealized gain                                                    .27        .25
                                                                                 --------------------
Total from investment operations                                                    .34        .35
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $10.34     $10.35
                                                                                 ====================

-----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 3.40%      3.50%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                                         $  413     $   78
-----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                $   88     $   34
-----------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              2.22%      2.92%
Total expenses                                                                     1.08% 5    0.53% 6
Expenses after waivers and reimbursements and reduction to custodian expenses      0.84%      0.33%
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               0%         0%

1. For the period from April 5, 2005 (commencement of operations) to July 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.74% for July 31, 2005.

6. Expenses including all underlying fund expenses were 1.20% for July 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         18 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Conservative Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek current income with a secondary objective of long-term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer High Yield Fund, Oppenheimer International Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Main Street Fund(R), Oppenheimer Real Asset Fund(R), Oppenheimer Real Estate Fund and Oppenheimer Value Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do


                         19 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.


                         20 | CONSERVATIVE INVESTOR FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

             PERIOD ENDED JULY 31, 2005 1,2
                    SHARES           AMOUNT
-------------------------------------------
CLASS A
Sold             1,715,290     $ 17,373,945
Redeemed           (20,182)        (206,473)
                ---------------------------
Net increase     1,695,108     $ 17,167,472
                ===========================


                         21 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                  PERIOD ENDED JULY 31, 2005 1,2
                          SHARES          AMOUNT
------------------------------------------------
CLASS B
Sold                     301,189     $ 3,064,240
Redeemed                  (1,340)        (13,639)
                        ------------------------
Net increase             299,849     $ 3,050,601
                        ========================

------------------------------------------------
CLASS C
Sold                     535,182     $ 5,425,315
Redeemed                  (6,352)        (65,117)
                        ------------------------
Net increase             528,830     $ 5,360,198
                        ========================

------------------------------------------------
CLASS N
Sold                      39,819     $   407,936
Redeemed                      --              --
                        ------------------------
Net increase              39,819     $   407,936
                        ========================

------------------------------------------------
CLASS Y
Sold                       8,381     $    85,445
Redeemed                    (981)        (10,168)
                        ------------------------
Net increase               7,400     $    75,277
                        ========================

1. For the period from April 5, 2005 (commencement of operations) to July 31, 2005.

2. The Portfolio sold 10,000 Class A shares at a value of $100,000 and 100 shares of each Class B, Class C, Class N and Class Y at a value of $1,000, $1,000, $1,000, $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended July 31, 2005, were as follows:

                                   PURCHASES           SALES
         ---------------------------------------------------
         Investment securities     $24,643,852          $ --

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the period ended July 31, 2005 was 0.66%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the period ended July 31, 2005, the Portfolio paid $1,621 to OFS for services to the Portfolio.


                         22 | CONSERVATIVE INVESTOR FUND

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Portfolio.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services and costs in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2005 for Class B, Class C and Class N shares were $30,263, $43,008 and $2,244, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                         23 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                                CLASS A        CLASS B            CLASS C          CLASS N
                                CLASS A      CONTINGENT     CONTINGENT         CONTINGENT       CONTINGENT
                              FRONT-END        DEFERRED       DEFERRED           DEFERRED         DEFERRED
                          SALES CHARGES   SALES CHARGES  SALES CHARGES      SALES CHARGES    SALES CHARGES
                            RETAINED BY     RETAINED BY    RETAINED BY        RETAINED BY      RETAINED BY
PERIOD ENDED                DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR        DISTRIBUTOR      DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------
July 31, 2005                   $65,673             $--           $124               $125           $1,555

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Portfolio to 0.35% of average annual net assets for each class. During the period ended July 31, 2005, OFS waived $60, $3 and $7 for Class B, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

      The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a percentage of average daily net assets will not exceed the following annual rates: 1.25%, 2.00%, 2.00%, 1.50% and 1.00%, for Class A, Class B, Class C,
Class N and Class Y, respectively. During the period ended July 31, 2005, the Manager reimbursed the Portfolio $3,594, $911, $1,495, $66 and $15, for the Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary


                         24 | CONSERVATIVE INVESTOR FUND
duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                         25 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         26 | CONSERVATIVE INVESTOR FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Investment Company Act requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

      NATURE AND EXTENT OF SERVICES. In considering the initial approval of the Portfolio's advisory agreement, the Board evaluated the nature and extent of the services to be provided by the Manager and its affiliates. The investment advisory agreement requires the Manager, at its expense, to provide the Portfolio with office space, facilities and equipment; administrative, clerical, legal and compliance personnel; marketing and sales support; securities trading services; oversight of third party service providers and the services of the Manager's Asset Allocation Team, who will provide advisory services in regard to the Portfolio's investments. The Manager selects securities for the Portfolio and handles its day-to-day business. The portfolio managers are employed by the Manager and are principally responsible for the day-to-day management of the Portfolio. Other members of the Manager's Equity and Fixed Income Portfolio Team provide the portfolio managers with counsel and support in managing the Portfolios. The Portfolio pays expenses not expressly assumed by the Manager under the investment advisory agreement.

      QUALITY OF SERVICES. The Board also considered the quality of the services to be provided and the quality of the Manager's resources that will be available to the Portfolio. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services based on information it has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board also considered their own experiences as directors or trustees of other funds advised by the Manager. The Board has also received and reviewed information regarding the quality of services provided by affiliates of the Manager at other times during the year, in connection with the renewal of those affiliates' service agreements with other funds. The Board considered that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Rudi Schadt, Jerry Webman, William L. Wilby and Kurt Wolfgruber, the members of the Portfolio's Asset Allocation Team. The Portfolio is managed by Messrs. Schadt, Webman,


                         27 | CONSERVATIVE INVESTOR FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

Wilby and Wolfgruber, who are Vice Presidents of the Portfolio and are primarily responsible for the day-to-day management of the Portfolio's investments.

      Mr. Schadt is a Vice President, Director of Research in Product Design and Risk Management of the Manager. Mr. Webman has been a Senior Vice President of the Manager since February 1996, a Senior Investment Officer and Director of the Manager's Fixed Income Investments since 1999 and a Senior Vice President of HarbourView Asset Management Corporation since May 1999. Mr. Wilby has been a Senior Vice President of the Manager since July 1994 and Senior Investment Officer, Director of Equities of the Manager since July 2004. Mr. Wolfgruber has been an Executive Vice President of the Manager since March 2003, Chief Investment Officer and Director of the Manager since July 2003, Director of HarbourView Asset Management Corporation and of OFI Institutional Asset Management, Inc. since June 2003 and of Tremont Capital Management, Inc. since October 2001. Messrs. Schadt, Webman, Wilby and Wolfgruber each oversee other portfolios in the OppenheimerFunds complex. The Board also considered the historical performance of other funds advised by the Manager.

      MANAGEMENT FEES AND EXPENSES. The Board considered information regarding the fees to be paid to the Manager and its affiliates both directly from the Portfolio and indirectly from the Underlying Funds. The Board also considered the other expenses that will be borne both directly and indirectly by the Portfolio and the comparability of the fees and services of the Portfolio to the fees and services of other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also considered the cost of services to be provided by the Manager and its affiliates. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Portfolio and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Portfolio and its shareholders. In addition the Board considered the potential direct and indirect benefits the Manager may receive as a result of its relationship with the Portfolio, including compensation to be paid to the Manager's affiliates and research that may be provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Portfolio and the Manager's voluntary expense limitations.


                         28 | CONSERVATIVE INVESTOR FUND

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board. Based on its review and evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services to be provided to the Portfolio by the Manager were a benefit to the Portfolio and would be in the best interest of the Portfolio's shareholders and that the amount and structure of the compensation to be received by the Manager and its affiliates are reasonable in relation to the services to be provided. Accordingly, the Board approved the Portfolio's investment advisory agreement. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                         29 | CONSERVATIVE INVESTOR FUND




NOTES
--------------------------------------------------------------------------------
 MODERATE INVESTOR FUND

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative returns are not annualized. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

Investors should consider the Portfolio's investment objectives, risks, and other charges and expenses carefully before investing. The Portfolio's prospectus contains this and other information about the Portfolio, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Portfolio's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                           7 | MODERATE INVESTOR FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Portfolio, you incur two types of costs:
(1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, April 5, 2005 (commencement of operations) and held for the period ended July 31, 2005.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on February 1, 2005 and held for the six months ended July 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                           8 | MODERATE INVESTOR FUND

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                           9 | MODERATE INVESTOR FUND

FUND EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  ENDING          EXPENSES
                              BEGINNING           ACCOUNT         PAID DURING
                              ACCOUNT             VALUE           6 MONTHS ENDED
                              VALUE               (7/31/05)       7/31/2005 1,2
--------------------------------------------------------------------------------
Class A Actual                $1,000.00           $1,042.00       $2.05
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00            1,014.16        2.02
--------------------------------------------------------------------------------
Class B Actual                 1,000.00            1,039.00        4.53
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00            1,011.74        4.46
--------------------------------------------------------------------------------
Class C Actual                 1,000.00            1,038.00        4.52
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00            1,011.74        4.46
--------------------------------------------------------------------------------
Class N Actual                 1,000.00            1,041.00        2.87
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00            1,013.35        2.84
--------------------------------------------------------------------------------
Class Y Actual                 1,000.00            1,042.00        1.19
--------------------------------------------------------------------------------
Class Y Hypothetical           1,000.00            1,015.00        1.17

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 118/365 [to reflect the period from April 5, 2005 (commencement of operations) to July 31, 2005].

2. Hypothetical expenses paid are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those expense ratios for the period from April 5, 2005 (commencement of operations) to July 31, 2005 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A             0.62%
----------------------------
Class B             1.37
----------------------------
Class C             1.37
----------------------------
Class N             0.87
----------------------------
Class Y             0.36

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Portfolio's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                           10 | MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS  July 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                        VALUE
                                                                                      SHARES       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--96.0%
--------------------------------------------------------------------------------------------------------------
EQUITY FUNDS--48.7%
Oppenheimer Capital Appreciation Fund, Cl. Y                                         122,215      $ 5,244,236
--------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                                        84,002        5,368,602
--------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                  143,531        5,254,683
--------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                      191,924        2,640,868
--------------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                                  140,090        2,807,421
--------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                        214,581        5,261,533
                                                                                                  ------------
                                                                                                   26,577,343

--------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--47.3%
Oppenheimer Core Bond Fund, Cl. Y                                                    987,106       10,226,422
--------------------------------------------------------------------------------------------------------------
Oppenheimer High Yield Fund, Cl. Y                                                   550,673        5,214,870
--------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                           436,312        2,569,876
--------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                                      509,234        5,107,617
--------------------------------------------------------------------------------------------------------------
Oppenheimer Real Asset Fund, Cl. Y                                                   321,840        2,687,371
                                                                                                  ------------
                                                                                                   25,806,156
                                                                                                  ------------
Total Investments in Affiliated Companies (Cost $51,171,880)                                       52,383,499


                                                                                   PRINCIPAL
                                                                                      AMOUNT
--------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.8%
--------------------------------------------------------------------------------------------------------------
Undivided interest of 0.20% in joint repurchase agreement (Principal Amount/
Value $765,696,000, with a maturity value of $765,904,652) with UBS Warburg
LLC, 3.27%, dated 7/29/05, to be repurchased at $1,499,408 on 8/1/05, collateralized by Federal National Mortgage Assn., 5%, 3/1/35, with
a value of $782,601,759 (Cost $1,499,000)                                       $  1,499,000        1,499,000

--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $52,670,880)                                          98.8%      53,882,499
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                          1.2          644,202
                                                                                ------------------------------
NET ASSETS                                                                             100.0%     $54,526,701
                                                                                ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           11 | MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

July 31, 2005
----------------------------------------------------------------------------------------------------
ASSETS

Investments, at value (cost $52,670,880)--see accompanying statement of investments    $ 53,882,499
----------------------------------------------------------------------------------------------------
Cash                                                                                          2,911
----------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                        2,282,670
Interest                                                                                     72,598
Other                                                                                         1,052
                                                                                       -------------
Total assets                                                                             56,241,730

----------------------------------------------------------------------------------------------------
LIABILITIES

Payables and other liabilities:
Investments purchased                                                                     1,594,206
Shares of beneficial interest redeemed                                                       81,259
Distribution and service plan fees                                                            8,723
Transfer and shareholder servicing agent fees                                                 3,031
Trustees' compensation                                                                          824
Shareholder communications                                                                      130
Other                                                                                        26,856
                                                                                       -------------
Total liabilities                                                                         1,715,029

----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 54,526,701
                                                                                       =============

----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS

Par value of shares of beneficial interest                                             $      5,241
----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               53,224,150
----------------------------------------------------------------------------------------------------
Accumulated net investment income                                                            89,386
----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                 (3,695)
----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                1,211,619
                                                                                       -------------
NET ASSETS                                                                             $ 54,526,701
                                                                                       =============


                           12 | MODERATE INVESTOR FUND

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of $28,457,138 and
2,731,424 shares of beneficial interest outstanding)                                              $10.42
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $11.06
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $10,735,681 and 1,032,918 shares
of beneficial interest outstanding)                                                               $10.39
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $13,606,430 and 1,310,437 shares
of beneficial interest outstanding)                                                               $10.38
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,486,950 and 142,870 shares of
beneficial interest outstanding)                                                                  $10.41
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $240,502 and 23,074 shares of beneficial interest outstanding)                                 $10.42

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           13 | MODERATE INVESTOR FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Period Ended July 31, 2005 1
--------------------------------------------------------------------------------
INVESTMENT INCOME

Dividends                                                           $   135,391
--------------------------------------------------------------------------------
Interest                                                                 20,741
                                                                    ------------
Total investment income                                                 156,132

--------------------------------------------------------------------------------
EXPENSES

Distribution and service plan fees:
Class A                                                                   8,584
Class B                                                                  13,381
Class C                                                                  16,229
Class N                                                                     588
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                   5,465
Class B                                                                   2,762
Class C                                                                   2,455
Class N                                                                     317
Class Y                                                                     203
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   1,356
Class B                                                                     964
Class C                                                                     641
Class N                                                                     214
Class Y                                                                     100
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              14,500
--------------------------------------------------------------------------------
Registration and filing fees                                              5,059
--------------------------------------------------------------------------------
Trustees' compensation                                                    2,686
--------------------------------------------------------------------------------
Custodian fees and expenses                                               1,017
--------------------------------------------------------------------------------
Other                                                                       837
                                                                    ------------
Total expenses                                                           77,358
Less reduction to custodian expenses                                         (9)
Less waivers and reimbursements of expenses                             (10,603)
                                                                    ------------
Net expenses                                                             66,746

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    89,386

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments                                         (3,695)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  1,211,619

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 1,297,310
                                                                    ============

1. For the period from April 5, 2005 (commencement of operations) to July 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           14 | MODERATE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     PERIOD
                                                                                      ENDED
                                                                                   JULY 31,
                                                                                     2005 1
                                                                                (UNAUDITED)
---------------------------------------------------------------------------------------------
OPERATIONS

Net investment income                                                          $     89,386
---------------------------------------------------------------------------------------------
Net realized loss                                                                    (3,695)
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             1,211,619
                                                                               --------------
Net increase in net assets resulting from operations                              1,297,310

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS

Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          27,641,959
Class B                                                                          10,485,526
Class C                                                                          13,303,042
Class N                                                                           1,461,305
Class Y                                                                             233,559

---------------------------------------------------------------------------------------------
NET ASSETS

Total increase                                                                   54,422,701
---------------------------------------------------------------------------------------------
Beginning of period                                                                 104,000 2
                                                                               --------------
End of period (including accumulated net investment income of $89,386)         $ 54,526,701
                                                                               ==============

1. For the period from April 5, 2005 (commencement of operations) to July 31, 2005.

2. Reflects the value of the Manager's initial seed money investment on March 15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           15 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Unaudited
--------------------------------------------------------------------------------

                                                 CLASS A        CLASS B        CLASS C
PERIOD ENDED JULY 31,                             2005 1         2005 1         2005 1
-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period             $ 10.00        $ 10.00        $ 10.00
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .05 2          .03 2          .03 2
Net realized and unrealized gain                     .37            .36            .35
                                                 ----------------------------------------
Total from investment operations                     .42            .39            .38
-----------------------------------------------------------------------------------------
Net asset value, end of period                   $ 10.42        $ 10.39        $ 10.38
                                                 ========================================

----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  4.20%          3.90%          3.80%


-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)         $28,457        $10,736        $13,606
-----------------------------------------------------------------------------------------
Average net assets (in thousands)                $11,949        $ 4,226        $ 5,130
-----------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                               1.60%          0.84%          0.83%
Total expenses                                      0.75% 5        1.58% 6        1.52% 7
Expenses after waivers and reimbursements and
reduction to custodian expenses                     0.62%          1.37%          1.37%
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                1%             1%             1%

1. For the period from April 5, 2005 (commencement of operations) to July 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.43% for July 31, 2005.

6. Expenses including all underlying fund expenses were 2.26% for July 31, 2005.

7. Expenses including all underlying fund expenses were 2.20% for July 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           16 | MODERATE INVESTOR FUND

                                                                                CLASS N       CLASS Y
PERIOD ENDED JULY 31,                                                            2005 1        2005 1
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                                             $10.00        $10.00
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                               .04 2         .06 2
Net realized and unrealized gain                                                    .37           .36
                                                                                 ----------------------
Total from investment operations                                                    .41           .42
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $10.41        $10.42
                                                                                 =======================

--------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                 4.10%         4.20%


--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                                         $1,487        $  241
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                $  377        $  105
--------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              1.30%         1.95%
Total expenses                                                                     1.03% 5       0.57% 6
Expenses after waivers and reimbursements and reduction to custodian expenses      0.87%         0.36%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               1%            1%

1. For the period from April 5, 2005 (commencement of operations) to July 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.71% for July 31, 2005.

6. Expenses including all underlying fund expenses were 1.26% for July 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           17 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Moderate Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital and current income. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer High Yield Fund, Oppenheimer International Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R), Oppenheimer Real Asset Fund(R), Oppenheimer Real Estate Fund and Oppenheimer Value Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the


                           18 | MODERATE INVESTOR FUND
basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.


                           19 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                 PERIOD ENDED JULY 31, 2005 1,2
                        SHARES           AMOUNT
------------------------------------------------
CLASS A
Sold                 2,835,819     $ 28,813,393
Redeemed              (114,395)      (1,171,434)
                     ---------------------------
Net increase         2,721,424     $ 27,641,959
                     ===========================


                           20 | MODERATE INVESTOR FUND

                    PERIOD ENDED JULY 31, 2005 1,2
                           SHARES           AMOUNT
---------------------------------------------------
CLASS B
Sold                    1,062,961     $ 10,787,162
Redeemed                  (30,143)        (301,636)
                        ---------------------------
Net increase            1,032,818     $ 10,485,526
                        ===========================

---------------------------------------------------
CLASS C
Sold                    1,322,152     $ 13,424,677
Redeemed                  (11,815)        (121,635)
                        ---------------------------
Net increase            1,310,337     $ 13,303,042
                        ===========================

---------------------------------------------------
CLASS N
Sold                      142,770     $  1,461,305
Redeemed                       --               --
                        ---------------------------
Net increase              142,770     $  1,461,305
                        ===========================

---------------------------------------------------
CLASS Y
Sold                       23,956     $    243,823
Redeemed                     (982)         (10,264)
                        ---------------------------
Net increase               22,974     $    233,559
                        ===========================

1. For the period from April 5, 2005 (commencement of operations) to July 31, 2005.

2. The Portfolio sold 10,000 Class A shares at a value of $100,000 and 100 shares of each Class B, Class C, Class N and Class Y at a value of $1,000, $1,000, $1,000 and $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended July 31, 2005, were as follows:

                                           PURCHASES         SALES
              ----------------------------------------------------
              Investment securities      $51,341,712      $166,137

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the period ended July 31, 2005 was 0.68%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the period ended July 31, 2005, the Portfolio paid $8,152 to OFS for services to the Portfolio.


                           21 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services and costs in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2005 for Class B, Class C and Class N shares were $144,785, $82,182 and $16,797, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and


                           22 | MODERATE INVESTOR FUND
the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                    CLASS A         CLASS B          CLASS C          CLASS N
                                    CLASS A      CONTINGENT      CONTINGENT       CONTINGENT       CONTINGENT
                                  FRONT-END        DEFERRED        DEFERRED         DEFERRED         DEFERRED
                              SALES CHARGES   SALES CHARGES   SALES CHARGES    SALES CHARGES    SALES CHARGES
                                RETAINED BY     RETAINED BY     RETAINED BY      RETAINED BY      RETAINED BY
PERIOD ENDED                    DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------
July 31, 2005                      $142,134             $--          $2,859              $67           $2,598
--------------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Portfolio to 0.35% of average annual net assets for each class. During the period ended July 31, 2005, OFS waived $19 for Class B shares. This undertaking may be amended or withdrawn at any time.

      The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a percentage of average daily net assets will not exceed the following annual rates: 1.30%, 2.05%, 2.05%, 1.55% and 1.05%, for Class A, Class B, Class C,
Class N, and Class Y, respectively. During the period ended July 31, 2005, the Manager reimbursed the Portfolio $5,073, $2,792, $2,445, $201 and $73, for the Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary


                           23 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. LITIGATION Continued

duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                           24 | MODERATE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                           25 | MODERATE INVESTOR FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Investment Company Act requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement.

      NATURE AND EXTENT OF SERVICES. In considering the initial approval of the Portfolio's advisory agreement, the Board evaluated the nature and extent of the services to be provided by the Manager and its affiliates. The investment advisory agreement requires the Manager, at its expense, to provide the Portfolio with office space, facilities and equipment; administrative, clerical, legal and compliance personnel; marketing and sales support; securities trading services; oversight of third party service providers and the services of the Manager's Asset Allocation Team, who will provide advisory services in regard to the Portfolio's investments. The Manager selects securities for the Portfolio and handles its day-to-day business. The portfolio managers are employed by the Manager and are principally responsible for the day-to-day management of the Portfolio. Other members of the Manager's Equity and Fixed Income Portfolio Teams provide the portfolio managers with counsel and support in managing the Portfolios. The Portfolio pays expenses not expressly assumed by the Manager under the investment advisory agreement.

      QUALITY OF SERVICES. The Board also considered the quality of the services to be provided and the quality of the Manager's resources that will be available to the Portfolio. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services based on information it has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board also considered their own experiences as directors or trustees of other funds advised by the Manager. The Board has also received and reviewed information regarding the quality of services provided by affiliates of the Manager at other times during the year, in connection with the renewal of those affiliates' service agreements with other funds. The Board considered that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Rudi Schadt, Jerry Webman, William L. Wilby and Kurt Wolfgruber, the members of the Portfolio's Asset Allocation Team. The Portfolio is managed by Messrs. Schadt, Webman,


                           26 | MODERATE INVESTOR FUND

Wilby and Wolfgruber, who are Vice Presidents of the Portfolio and are primarily responsible for the day-to-day management of the Portfolio's investments.

      Mr. Schadt is a Vice President, Director of Research in Product Design and Risk Management of the Manager. Mr. Webman has been a Senior Vice President of the Manager since February 1996, a Senior Investment Officer and Director of the Manager's Fixed Income Investments since 1999 and a Senior Vice President of HarbourView Asset Management Corporation since May 1999. Mr. Wilby has been a Senior Vice President of the Manager since July 1994 and Senior Investment Officer, Director of Equities of the Manager since July 2004. Mr. Wolfgruber has been an Executive Vice President of the Manager since March 2003, Chief Investment Officer and Director of the Manager since July 2003, Director of HarbourView Asset Management Corporation and of OFI Institutional Asset Management, Inc. since June 2003 and of Tremont Capital Management, Inc. since October 2001. Messrs. Schadt, Webman, Wilby and Wolfgruber each oversee other portfolios in the OppenheimerFunds complex. The Board also considered the historical performance of other funds advised by the Manager.

      MANAGEMENT FEES AND EXPENSES. The Board considered information regarding the fees to be paid to the Manager and its affiliates both directly from the Portfolio and indirectly from the Underlying Funds. The Board also considered the other expenses that will be borne both directly and indirectly by the Portfolio and the comparability of the fees and services of the Portfolio to the fees and services of other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also considered the cost of services to be provided by the Manager and its affiliates. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Portfolio and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Portfolio and its shareholders. In addition the Board considered the potential direct and indirect benefits the Manager may receive as a result of its relationship with the Portfolio, including compensation to be paid to the Manager's affiliates and research that may be provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Portfolio and the Manager's voluntary expense limitations.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board. Based on its review and evaluations described above,


                           27 | MODERATE INVESTOR FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------
the Board, including a majority of the independent
Trustees, concluded that the nature, extent and quality of the services to be provided to the Portfolio by the Manager were a benefit to the Portfolio and would be in the best interest of the Portfolio's shareholders and that the amount and structure of the compensation to be received by the Manager and its affiliates are reasonable in relation to the services to be provided. Accordingly, the Board approved the Portfolio's investment advisory agreement. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                           28 | MODERATE INVESTOR FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUNDS' AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Funds' Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31,

2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series




By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: September 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: September 13, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: September 13, 2005